Annual Total Returns - BlackRock New York Municipal Opportunities Fund (Investor C, Institutional and Investor A) [BarChart] - Investor A, C and Institutional - BlackRock New York Municipal Opportunities Fund - Institutional Shares
Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	2.81%
Annual Return 2011	8.97%
Annual Return 2012	10.34%
Annual Return 2013	(5.89%)
Annual Return 2014	13.72%
Annual Return 2015	4.57%
Annual Return 2016	1.22%
Annual Return 2017	6.94%
Annual Return 2018	0.98%
Annual Return 2019	7.08%